Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022
Accounting Policies [Abstract]
Considerations contingent				$ 14,000
Termination provisions				$ 14,000
Income tax percentage	50.00%
Warrants exercisable	1,590,346	4,008,007	2,558,164
Research and development expenses		$ 28